Document and Entity Information	Mar. 01, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001325676
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	CERES TACTICAL COMMODITY L.P.
Entity Incorporation State Country Code	NY
Entity File Number	000-52602
Entity Tax Identification Number	20-2718952
Entity Address, Address Line One	c/o Ceres Managed Futures LLC
Entity Address, Address Line Two	522 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(855)
Local Phone Number	672-4468
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false